UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:                     June 30, 2004

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):                 [ ] is a restatement.
                                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Phoenix Variable Advisors, Inc.

Address:          One American Row               Hartford,  Connecticut 06115

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form..

Person Signing this Report on Behalf of Reporting Manager:

Name:          John H. Beers

Title:         Secretary

Phone:         860-403-5050

Signature, Place, and Date of Signing:

/s/ John H. Beers                   Hartford, CT                 August 10, 2004
------------------                  [City, State]                     [Date]
[Signature]

Phoenix Variable Advisors, Inc. ("PVA") does not have investment discretion with respect to any securities. PVA has, however, entered into subadvisory agreements with seven other institutional managers that manage client assets on a discretionary basis. These entities manage client's securities independently and do not share investment discretion with PVA. According, each institutional manager is filing a separate Form 13F Holdings Report governing its activities. Such securities are not included in this report. Below are listed the investment advisors who file the 13F reports on behalf of The Phoenix Edge Series Fund

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X]    13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

       Form 13F File Number            Manager

       028-01983                       AIM Capital Management, Inc.
       028-02321                       Alliance Capital Management L.P.
       028-01343                       Janus Capital Management LLC
       028-10469                       Lazard Asset Management LLC
       028-00413                       Lord, Abbett & Co. LLC
       028-04968                       MFS Investment Management
       028-00290                       Northern Trust Investments, Inc.
                                       State Street Research and Management Co.

       The following is a list of related entities that are filing separate reports for their organization: AIM Capital Management, Inc.; Alliance Capital Management LP; Janus Capital Management LLC; Lazard Asset Management; Lord, Abbett & Co.; Massachusetts Financial Services Company d/b/a MFS Investment Management; Northern Trust Investments, N.A. and State Street Research & Management Company.